Operating Leases - Schedule of Operating Leases (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Operating Leases [Abstract]
Right-of-use assets	$ 133,890	$ 271,931
Lease liabilities, current	69,319	98,957
Lease liabilities, non-current	72,542	204,018
Total lease liabilities	$ 141,861	$ 302,975